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                         [letterhead of General American]

                                    VIA EDGAR

CHRISTOPHER A. MARTIN
COUNSEL
PHONE:  (314) 444-0499
Fax:    (314) 444-0510


                                  May 14, 1997




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                              Re: General American Life Insurance Company Separate Account Two
                                    File Nos. 2-39272 and 811-2162

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Two (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 42 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at (314)
444-0499.

                                    Sincerely,

                                    /s/ Christopher A. Martin

                                    Christopher A. Martin


CAM:vq

Enclosures

cc:   Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.